NOTES PAYABLE (Details - Notes payable) - USD ($)		9 Months Ended
		Jul. 31, 2026	Oct. 31, 2025
Debt Instrument [Line Items]
Principal Balance		$ 750,500	$ 1,887,034
Principal Balance		$ 680,500	1,737,034
Notes Payable 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	[1]	Jul. 25, 2018
Principal Balance		$ 10,000
Principal Balance		$ 10,000	0
Notes Payable 2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Mar. 12, 2024
Principal Balance		$ 150,000
Principal Balance		$ 150,000	150,000
Notes Payable 3 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	[1]	Mar. 18, 2024
Principal Balance		$ 50,000
Principal Balance		$ 30,000	0
Notes Payable 4 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Jun. 20, 2024
Principal Balance		$ 400,000
Principal Balance		$ 0	400,000
Notes Payable 5 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Jun. 20, 2024
Principal Balance		$ 50,000
Principal Balance		$ 30,000	50,000
Notes Payable 6 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Jul. 31, 2024
Principal Balance		$ 500,000
Principal Balance		$ 0	435,000
Notes Payable 7 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Jul. 31, 2024
Principal Balance		$ 250,000
Principal Balance		$ 230,000	250,000
Notes Payable 8 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Jan. 09, 2025
Principal Balance		$ 50,000
Principal Balance		$ 50,000	50,000
Notes Payable 9 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Feb. 03, 2025
Principal Balance		$ 100,000
Principal Balance		$ 100,000	100,000
Notes Payable 10 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	[1]	Apr. 16, 2025
Principal Balance		$ 150,000
Principal Balance		$ 130,000	0
Notes Payable 11 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	[1]	Apr. 23, 2025
Principal Balance		$ 15,500
Principal Balance		$ 15,500	0
Notes Payable 12 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		May 19, 2025
Principal Balance		$ 250,000
Principal Balance		$ 0	152,958
Notes Payable 13 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Jun. 08, 2025
Principal Balance		$ 192,000
Principal Balance		$ 0	92,308
Notes Payable 14 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Sep. 18, 2025
Principal Balance		$ 63,000
Principal Balance		$ 0	50,400
Notes Payable 15 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Sep. 30, 2025
Principal Balance		$ 60,000
Principal Balance		$ 0	46,667
Notes Payable 16 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Sep. 30, 2025
Principal Balance		$ 60,000
Principal Balance		$ 0	46,368
Notes Payable 17 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Sep. 30, 2025
Principal Balance		$ 80,000
Principal Balance		$ 0	63,333
Notes Payable 18 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	[2]	Sep. 30, 2025
Principal Balance		$ 5,000
Principal Balance		$ 5,000	0
Notes Payable 19 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Jan. 23, 2026
Principal Balance		$ 100,000
Principal Balance		$ 0	$ 0

[1]	As of October 31, 2025, these noteholders were considered related parties. As of July 31, 2026, these noteholders are no longer considered related parties and their balances have been reclassified to notes payable. Their notes are described in Note 4 – Notes Payable, Related Parties.
[2]	On April 23, 2026, this note balance was transferred from a related party to a non-related party for no consideration.